Short-term Bank Loans	12 Months Ended
Dec. 31, 2023
Short-term Bank Loans
Short-term Bank Loans

Note 10 - Short-term Bank Loans

The Company’s short-term bank loans consist of the following:

	December 31,	December 31,
	2023	2022
Loan payable to Bank of China Lishui Branch	$2,264,812	$2,331,591
Loan payable to Shanghai Pudong Development (“SPD”) Bank Lishui Branch	-	1,305,000
Total	$2,264,812	$3,636,591

On December 22, 2022, Tantech Charcoal entered into a short-term loan agreement with Bank of China (Lishui Branch) to borrow approximately $2,264,812 (RMB 16,079,936) for one year with fixed annual interest rate of 4.35%. The purpose of the loan was for purchasing bamboo charcoal materials. The loan was collateralized by building and land use right of Tantech Bamboo with maximum guaranteed amount up to approximately $3.7 million (RMB25,960,000). Zhengyu Wang and his wife, Yefang Zhang pledged personal property as collateral to secure the loan with maximum guaranteed amount up to approximately $0.2 million (RMB1,140,000). The loan was also guaranteed by two related parties, Lishui Jiuanju Commercial Trade Co., Ltd. (“LJC”), and Forasen Group Co., Ltd., one unrelated third party, Zhejiang Meifeng Tea Industry Co., Ltd., and other three related individuals, Zhengyu Wang, Chairman of the Board and previous CEO of the Company, his wife, Yefang Zhang, and his relative, Aihong Wang.

On September 29, 2022, Tantech Bamboo entered into a short-term loan agreement with SPD (Luishui Branch) to borrow $1,408,471 (RMB10.0 million) for one year with fixed annual interest rate 3.90%. The purpose of the loan was to fund working capital needs. The loan was guaranteed by three related parties, Zhengyu Wang and his wife, Yefang Zhang and Forasen Group Co., Ltd., a company owned by Zhengyu Wang and Yefang Zhang., and one unrelated third party, Lishui Zhongyun Mitai Industrial Co., Ltd., The loan was also collateralized by building and land use right of Tantech Energy with maximum guaranteed amount up to approximately $4.1 million (RMB29,090,000). As of December 31, 2023, the Company repaid $422,541 (RMB3.0 million), The outstanding balance was $845,082 (RMB6.0 million), which was settled with the disposal of Tantech Bamboo.

For the years ended December 31, 2023, 2022 and 2021, the interest expense related to bank loans was $88,762, $188,717 and $265,248, respectively.